Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Compensation of Key Management Personnel

The remuneration of key management personnel is as follows:

	2025	2024
Salaries and other benefits	$9,689	$9,295
Equity-settled share-based compensation	2,693	1,920
Cash-settled share-based compensation	7,780	28,189
	$20,162	$39,404